Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Financial Assets, Other than Cash and Short-Term Deposits	Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as at June 30, 2023 and December 31, 2022:
	At June 30 2023 £’000	At December 31 2022 £’000
Financial assets at amortized cost
Trade receivables	18,888	24,475
Contract assets	263	248
Lease deposits	4,356	5,664
	23,507	30,387

Current	19,151	24,723
Non-current	4,356	5,664

Schedule of Interest-Bearing Loans and Borrowings	Interest-bearing loans and borrowings
			At June 30 2023	At December 31 2022
	Interest rate %	Maturity	£’000	£’000
Current
Convertible Notes	2%	Within one year	1,248	1,301
Stocking loans	Base rate + 0.5% – 2%	On earlier of sale or 180 days	82,350	161,592
Subscription facilities	Base rate + 1.7%	Within one year	763	14,983
Secured asset financing	3% – 12%	Within one year	1,024	1,479
Bank loans		Within one year	—	30
Lease liabilities	1% – 13%	Within one year	17,972	28,596
			103,357	207,981

Non-current
Convertible Notes	2%	2027	275,169	265,631
Secured asset financing	3% – 12%	2026 – 2027	2,338	4,113
Lease liabilities	1% – 13%	2024 – 2042	76,056	88,864
			353,563	358,608

Schedule of Other Financial Liabilities	Other financial liabilities
	At June 30 2023	At December 31 2022
	£’000	£’000
Financial liabilities at fair value through profit or loss
Warrants	16	515
Embedded derivative	78,978	82,108
	78,994	82,623

Current	—	—
Non-current	78,994	82,623

Schedule of Fair Value Measurement Hierarchy	The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as at June 30, 2023
	Level 1	Level 2	Level 3	Total
At June 30, 2023	£’000	£’000	£’000	£’000
Warrants	—	—	16	16
Embedded derivative	—	—	78,978	78,978
	—	—	78,994	78,994

Schedule of Fair Value of the Private Warrants and the Embedded Derivative	The following information is relevant in the determination of fair value of the warrants and the embedded derivative at June 30, 2023
	Warrants	Embedded derivative

Expected term (years)	7	4
Expected volatility	81.1%	79.6%
Dividend yield	Nil	Nil
Risk free interest rate	4.08%	4.38%

Schedule of Fair Value Movements	The fair value movements are set out as follows
	Warrants	Embedded derivative	Total
	£’000	£’000	£’000
At January 1, 2023	515	82,108	82,623

Fair value movement	(478)	226	(252)
Foreign exchange movements	(21)	(3,356)	(3,377)
At June 30, 2023	16	78,978	78,994